Acquisitions (Purchase Price Allocation of Assets and Liabilities) (Detail) (USD $)	Dec. 11, 2009
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
IPR&D asset	$ 15,292,000
Deferred tax liability	(5,811,000)
Goodwill	5,811,000
Total consideration transferred	$ 15,292,000